Earnings Per Share (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 08, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Stock options excluded from computation of earnings per share		411,000	358,000	1,400,000
Shares issued in conjunction with the conversion feature of the Notes	35,166	249,000
Percent Of Senior Convertible Notes		1.875%
Conversion of Notes and impact of warrants outstanding, Shares		102,000
Number of shares called by warrants		2,477,000
Retirement of warrants		$ 2,648
Dilutive impact of the warrants		12,000